Goodwill - Impairment - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ (20)	€ (772)
Orange Communications Luxembourg [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	(19)
Orange Polska and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		(507)
Orange RDC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ (1)	(95)
Orange Cameroon [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		(90)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ (80)